UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Investors Fund

The fund's portfolio
3/31/15 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and defense (4.8%)

Airbus Group NV (France)	4,703	$305,603

Boeing Co. (The)	8,000	1,200,640

Bombardier, Inc. Class B (Canada)(S)	213,400	421,223

General Dynamics Corp.	9,600	1,303,008

Honeywell International, Inc.	8,327	868,589

L-3 Communications Holdings, Inc.	7,424	933,865

Northrop Grumman Corp.	11,800	1,899,328

Raytheon Co.	5,300	579,025

Spirit AeroSystems Holdings, Inc.(NON)	5,800	302,818

TransDigm Group, Inc.	1,300	284,336

United Technologies Corp.	8,610	1,009,092

		9,107,527
Air freight and logistics (0.2%)

FedEx Corp.	2,800	463,260

		463,260
Airlines (1.0%)

Alaska Air Group, Inc.	4,300	284,574

Copa Holdings SA Class A (Panama)(S)	1,400	141,358

Southwest Airlines Co.	28,600	1,266,980

Spirit Airlines, Inc.(NON)	2,400	185,664

United Continental Holdings, Inc.(NON)	1,400	94,150

		1,972,726
Auto components (0.6%)

Delphi Automotive PLC (United Kingdom)	2,700	215,298

Lear Corp.	5,200	576,264

Magna International, Inc. (Canada)	7,800	418,548

		1,210,110
Automobiles (0.6%)

Ford Motor Co.	39,300	634,302

General Motors Co.	15,400	577,500

		1,211,802
Banks (6.9%)

Bank of America Corp.	123,342	1,898,233

Citigroup, Inc.	36,757	1,893,721

JPMorgan Chase & Co.	76,927	4,660,238

KeyCorp	20,800	294,528

PNC Financial Services Group, Inc.	7,600	708,624

Wells Fargo & Co.	71,350	3,881,440

		13,336,784
Beverages (2.2%)

Coca-Cola Co. (The)	11,800	478,490

Coca-Cola Enterprises, Inc.	5,500	243,100

Dr. Pepper Snapple Group, Inc.	12,500	981,000

Monster Beverage Corp.(NON)	2,400	332,148

PepsiCo, Inc.	23,020	2,201,172

		4,235,910
Biotechnology (3.7%)

AMAG Pharmaceuticals, Inc.(NON)	2,237	122,274

Amgen, Inc.	12,063	1,928,271

Biogen(NON)	3,200	1,351,168

Celgene Corp.(NON)	15,700	1,809,896

Gilead Sciences, Inc.(NON)	18,100	1,776,153

		6,987,762
Building products (0.2%)

CaesarStone Sdot-Yam, Ltd. (Israel)(S)	5,491	333,359

		333,359
Capital markets (3.3%)

Ameriprise Financial, Inc.	7,200	942,048

Artisan Partners Asset Management, Inc. Class A	4,112	186,932

Carlyle Group LP (The)	12,709	344,414

Charles Schwab Corp. (The)	13,100	398,764

Goldman Sachs Group, Inc. (The)	9,420	1,770,677

KKR & Co. LP	15,200	346,712

Legg Mason, Inc.(S)	7,700	425,040

Morgan Stanley	25,900	924,371

State Street Corp.	12,800	941,184

		6,280,142
Chemicals (2.1%)

Axalta Coating Systems, Ltd.(NON)	6,622	182,900

CF Industries Holdings, Inc.	1,600	453,888

Dow Chemical Co. (The)	11,501	551,818

Huntsman Corp.	19,000	421,230

International Flavors & Fragrances, Inc.	2,400	281,760

LyondellBasell Industries NV Class A	8,100	711,180

Monsanto Co.	5,600	630,224

Sherwin-Williams Co. (The)	1,700	483,650

Symrise AG (Germany)	3,635	229,917

		3,946,567
Commercial services and supplies (0.6%)

KAR Auction Services, Inc.	5,093	193,177

MiX Telematics, Ltd. ADR (South Africa)(NON)	18,067	126,108

Waste Management, Inc.	11,100	601,953

West Corp.	9,300	313,689

		1,234,927
Communications equipment (2.0%)

Cisco Systems, Inc.	73,441	2,021,464

QUALCOMM, Inc.	24,700	1,712,698

		3,734,162
Consumer finance (1.0%)

Capital One Financial Corp.	11,100	874,902

Discover Financial Services	18,500	1,042,475

		1,917,377
Containers and packaging (0.2%)

Berry Plastics Group, Inc.(NON)	11,000	398,090

		398,090
Diversified consumer services (—%)

Weight Watchers International, Inc.(NON)	5,000	34,950

		34,950
Diversified financial services (0.6%)

Berkshire Hathaway, Inc. Class B(NON)	4,630	668,202

Voya Financial, Inc.	10,600	456,966

		1,125,168
Diversified telecommunication services (1.5%)

AT&T, Inc.	19,720	643,858

CenturyLink, Inc.	5,900	203,845

Iridium Communications, Inc.(NON)(S)	33,737	327,586

Verizon Communications, Inc.	34,850	1,694,756

		2,870,045
Electric utilities (0.8%)

Duke Energy Corp.	5,000	383,900

Entergy Corp.	9,700	751,653

Exelon Corp.	11,100	373,071

		1,508,624
Electrical equipment (0.1%)

Generac Holdings, Inc.(NON)(S)	4,700	228,843

		228,843
Electronic equipment, instruments, and components (0.5%)

CDW Corp. of Delaware	6,312	235,059

Corning, Inc.	32,600	739,368

		974,427
Energy equipment and services (1.5%)

FMSA Holdings, Inc.(NON)(S)	28,229	204,378

Halliburton Co.	22,100	969,748

Nabors Industries, Ltd.	18,700	255,255

Schlumberger, Ltd.	16,784	1,400,457

		2,829,838
Food and staples retail (3.7%)

Costco Wholesale Corp.	5,500	833,223

CVS Health Corp.	26,880	2,774,285

Kroger Co. (The)	20,900	1,602,194

Sysco Corp.	9,400	354,662

Wal-Mart Stores, Inc.	11,500	945,875

Walgreens Boots Alliance, Inc.	6,200	525,016

		7,035,255
Food products (0.7%)

Archer-Daniels-Midland Co.	9,800	464,520

Keurig Green Mountain, Inc.	3,600	402,228

Pinnacle Foods, Inc.	10,500	428,505

		1,295,253
Gas utilities (0.2%)

UGI Corp.	9,200	299,828

		299,828
Health-care equipment and supplies (1.7%)

Becton Dickinson and Co.	2,900	416,411

Edwards Lifesciences Corp.(NON)	3,600	512,856

Halyard Health, Inc.(NON)	500	24,600

Medtronic PLC	23,567	1,837,990

St. Jude Medical, Inc.	5,700	372,780

		3,164,637
Health-care providers and services (3.7%)

Aetna, Inc.	6,900	735,057

AmerisourceBergen Corp.	6,300	716,121

Anthem, Inc.	7,000	1,080,870

Cardinal Health, Inc.	10,100	911,727

Cigna Corp.	4,600	595,424

Express Scripts Holding Co.(NON)	3,900	338,403

HCA Holdings, Inc.(NON)	11,000	827,530

Humana, Inc.	3,500	623,070

UnitedHealth Group, Inc.	9,900	1,171,071

		6,999,273
Hotels, restaurants, and leisure (1.8%)

Carrols Restaurant Group, Inc.(NON)	35,966	298,158

Intrawest Resorts Holdings, Inc.(NON)	10,789	94,080

Las Vegas Sands Corp.	11,100	610,944

McDonald's Corp.	5,430	529,099

Penn National Gaming, Inc.(NON)(S)	30,000	469,800

Starbucks Corp.	6,400	606,080

Wyndham Worldwide Corp.	4,400	398,068

Yum! Brands, Inc.	4,400	346,368

		3,352,597
Household durables (0.4%)

New Home Co., Inc. (The)(NON)	17,392	277,402

Whirlpool Corp.	2,100	424,326

		701,728
Household products (1.1%)

Energizer Holdings, Inc.	3,200	441,760

Kimberly-Clark Corp.	4,400	471,284

Procter & Gamble Co. (The)	12,850	1,052,929

Spectrum Brands Holdings, Inc.	2,100	188,076

		2,154,049
Independent power and renewable electricity producers (0.3%)

NRG Energy, Inc.	23,100	581,889

		581,889
Industrial conglomerates (1.7%)

3M Co.	10,500	1,731,975

General Electric Co.	39,620	982,972

Siemens AG (Germany)	4,166	451,030

		3,165,977
Insurance (3.0%)

Allstate Corp. (The)	9,200	654,764

American International Group, Inc.	28,533	1,563,323

Assured Guaranty, Ltd.	11,700	308,763

Chubb Corp. (The)	3,700	374,070

Genworth Financial, Inc. Class A(NON)	11,200	81,872

Hartford Financial Services Group, Inc. (The)	7,300	305,286

Lincoln National Corp.	11,100	637,806

MetLife, Inc.	11,948	603,971

Prudential PLC (United Kingdom)	10,708	265,132

Travelers Cos., Inc. (The)	7,900	854,227

		5,649,214
Internet and catalog retail (1.0%)

Amazon.com, Inc.(NON)	1,665	619,547

Expedia, Inc.(S)	4,500	423,585

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)	3	2

Global Fashion Holding SA (acquired 8/2/13, cost $219,415) (Private) (Brazil)(F)(RES)(NON)	5,179	115,684

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)	3	2

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

Priceline Group, Inc. (The)(NON)	600	698,490

		1,857,311
Internet software and services (2.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	9,442	785,952

AOL, Inc.(NON)	9,200	364,412

eBay, Inc.(NON)	7,300	421,064

Facebook, Inc. Class A(NON)	10,800	887,922

Google, Inc. Class C(NON)	3,509	1,922,932

Yahoo!, Inc.(NON)	14,800	657,638

		5,039,920
IT Services (2.6%)

Amdocs, Ltd.	5,300	288,320

Computer Sciences Corp.	13,900	907,392

DST Systems, Inc.	3,886	430,219

IBM Corp.	8,580	1,377,090

MasterCard, Inc. Class A	7,600	656,564

Visa, Inc. Class A	13,500	883,035

Xerox Corp.	35,000	449,750

		4,992,370
Life sciences tools and services (0.2%)

Agilent Technologies, Inc.	7,600	315,780

		315,780
Machinery (1.0%)

Deere & Co.	5,400	473,526

Ingersoll-Rand PLC	6,500	442,520

Parker Hannifin Corp.	4,200	498,876

Trinity Industries, Inc.	15,000	532,650

		1,947,572
Media (3.4%)

CBS Corp. Class B (non-voting shares)	4,700	284,961

Comcast Corp. Class A(S)	28,570	1,613,348

DIRECTV(NON)	6,200	527,620

DISH Network Corp. Class A(NON)	6,100	427,366

SFX Entertainment, Inc.(NON)(S)	20,149	82,409

Time Warner Cable, Inc.	3,800	569,544

Time Warner, Inc.	17,300	1,460,812

Time, Inc.	1,850	41,514

Walt Disney Co. (The)	14,300	1,499,927

		6,507,501
Metals and mining (0.5%)

BHP Billiton, Ltd. ADR (Australia)(S)	6,400	297,408

Freeport-McMoRan, Inc. (Indonesia)	11,700	221,715

Nucor Corp.	5,800	275,674

United States Steel Corp.(S)	8,000	195,200

		989,997
Multi-utilities (0.3%)

Public Service Enterprise Group, Inc.	12,400	519,808

		519,808
Multiline retail (1.5%)

Dollar General Corp.(NON)	4,100	309,058

Kohl's Corp.	7,800	610,350

Macy's, Inc.	14,900	967,159

Target Corp.	11,600	952,012

		2,838,579
Oil, gas, and consumable fuels (5.8%)

Anadarko Petroleum Corp.	8,600	712,166

Apache Corp.	7,000	422,310

Devon Energy Corp.	10,300	621,193

EOG Resources, Inc.	14,800	1,357,012

Exxon Mobil Corp.	36,005	3,060,425

Hess Corp.	5,200	352,924

JP Energy Partners LP	14,800	164,872

Memorial Resource Development Corp.(NON)	46,590	826,507

Rice Midstream Partners LP	14,149	199,642

Royal Dutch Shell PLC ADR (United Kingdom)	10,900	650,185

Suncor Energy, Inc. (Canada)	11,500	336,375

Total SA ADR (France)(S)	21,300	1,057,758

USD Partners LP	21,858	305,575

Valero Energy Corp.	13,600	865,232

Whiting Petroleum Corp.(NON)	6,772	209,255

		11,141,431
Paper and forest products (0.3%)

International Paper Co.	9,900	549,351

		549,351
Personal products (0.9%)

Avon Products, Inc.	59,301	473,815

Coty, Inc. Class A(NON)	25,448	617,623

Estee Lauder Cos., Inc. (The) Class A	6,580	547,193

		1,638,631
Pharmaceuticals (6.0%)

AbbVie, Inc.	13,210	773,313

Actavis PLC(NON)	3,326	989,917

Eli Lilly & Co.	6,300	457,695

Jazz Pharmaceuticals PLC(NON)	1,946	336,249

Johnson & Johnson	26,130	2,628,678

Merck & Co., Inc.	23,700	1,362,276

Mylan NV(NON)	6,800	403,580

Perrigo Co. PLC	3,400	562,870

Pfizer, Inc.	78,986	2,747,923

Shire PLC ADR (United Kingdom)	2,900	693,941

Zoetis, Inc.	8,400	388,836

		11,345,278
Real estate investment trusts (REITs) (1.1%)

Armada Hoffler Properties, Inc.(R)	52,354	558,094

Easterly Government Properties, Inc.(NON)(R)	54,516	874,982

Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	14,540	265,791

Kimco Realty Corp.(R)	11,400	306,090

		2,004,957
Real estate management and development (0.2%)

Marcus & Millichap, Inc.(NON)	8,266	309,810

		309,810
Road and rail (0.9%)

Union Pacific Corp.	15,800	1,711,298

		1,711,298
Semiconductors and semiconductor equipment (2.8%)

Broadcom Corp. Class A	10,500	454,598

Intel Corp.	52,820	1,651,681

Lam Research Corp.	4,800	337,128

Marvell Technology Group, Ltd.	23,400	343,980

Maxim Integrated Products, Inc.	8,200	285,442

Micron Technology, Inc.(NON)	30,800	835,604

NVIDIA Corp.	19,800	414,315

Texas Instruments, Inc.	17,300	989,301

		5,312,049
Software (4.5%)

Activision Blizzard, Inc.	9,700	220,433

Cadence Design Systems, Inc.(NON)	12,500	230,500

Electronic Arts, Inc.(NON)	12,100	711,662

Microsoft Corp.	87,750	3,567,476

Oracle Corp.	61,230	2,642,075

Red Hat, Inc.(NON)	4,300	325,725

Symantec Corp.	23,700	553,751

TiVo, Inc.(NON)	30,200	320,422

		8,572,044
Specialty retail (3.1%)

Bed Bath & Beyond, Inc.(NON)	6,200	476,005

Best Buy Co., Inc.	13,100	495,049

Gap, Inc. (The)	13,700	593,621

Home Depot, Inc. (The)	15,200	1,726,872

Lowe's Cos., Inc.	15,900	1,182,801

Michaels Cos., Inc. (The)(NON)	22,595	611,421

Select Comfort Corp.(NON)	8,097	279,104

TJX Cos., Inc. (The)	7,100	497,355

		5,862,228
Technology hardware, storage, and peripherals (5.8%)

Apple, Inc.	64,283	7,998,730

EMC Corp.	44,400	1,134,864

Hewlett-Packard Co.	28,216	879,211

NetApp, Inc.	5,400	191,484

SanDisk Corp.	2,500	159,050

Western Digital Corp.	9,700	882,797

		11,246,136
Textiles, apparel, and luxury goods (0.7%)

Coach, Inc.	7,700	319,011

Michael Kors Holdings, Ltd.(NON)	3,700	243,275

NIKE, Inc. Class B	5,300	531,749

Tumi Holdings, Inc.(NON)	9,100	222,586

		1,316,621
Tobacco (0.9%)

Altria Group, Inc.	7,000	350,140

Lorillard, Inc.	8,200	535,870

Philip Morris International, Inc.	10,233	770,852

		1,656,862

Total common stocks (cost $133,929,390)		$188,017,634

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value

Actavis PLC Ser. A, $5.50 cv. pfd.(NON)	430	$435,160

American Tower Corp. $5.50 cv. pfd.(NON)(R)	4,021	396,953

Iridium Communications, Inc. 144A $7.00 cv. pfd.	3,770	426,246

Total convertible preferred stocks (cost $1,209,100)		$1,258,359

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22%(d)	6,107,099	$6,107,099

Putnam Short Term Investment Fund 0.09%(AFF)	1,835,921	1,835,921

Total short-term investments (cost $7,943,020)		$7,943,020

TOTAL INVESTMENTS

Total investments (cost $143,081,510)(b)		$197,219,013

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $190,066,518.
(b)	The aggregate identified cost on a tax basis is $145,032,681, resulting in gross unrealized appreciation and depreciation of $56,387,450 and $4,201,118, respectively, or net unrealized appreciation of $52,186,332.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $115,689, or 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$—	$7,867,158	$6,031,237	$307	$1,835,921
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $6,107,099, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $5,923,736.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $9 to cover the settlement of certain securities.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$24,777,738	$—	$115,689
Consumer staples	18,015,960	—	—
Energy	13,971,269	—	—
Financials	30,358,320	265,132	—
Health care	28,812,730	—	—
Industrials	19,408,856	756,633	—
Information technology	39,871,108	—	—
Materials	5,654,088	229,917	—
Telecommunication services	2,870,045	—	—
Utilities	2,910,149	—	—
Total common stocks	186,650,263	1,251,682	115,689
Convertible preferred stocks	435,160	823,199	—
Short-term investments	1,835,921	6,107,099	—

Totals by level	$188,921,344	$8,181,980	$115,689

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015